Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
NOL carryforward related to continued operations	$ 113,000	$ 0
Deferred tax asset carryforwards	$ 113,000	$ 0